Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets, net
Amortization expense	$ 4,167	$ 4,221	$ 4,312
Cost of revenues
Intangible assets, net
Amortization expense	4,147	4,147	4,149
Research and development
Intangible assets, net
Amortization expense	1	3	28
Sales and marketing expenses
Intangible assets, net
Amortization expense	3	17	19
General and administrative expenses
Intangible assets, net
Amortization expense	$ 16	$ 54	$ 116